Insurance Contracts - Summary of Insurance Contract Assets and Insurance Contract Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Death Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	₩ 0	₩ 0
Insurance contract liabilities	15,003,063	14,687,315
Net insurance contract liabilities	15,003,063	14,687,315
Reinsurance contract assets	643	81
Reinsurance contract liabilities	18,064	18,022
Net reinsurance contract assets (liabilities)	(17,421)	(17,941)
Health Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	559,250	579,725
Net insurance contract liabilities	559,250	579,725
Reinsurance contract assets	1,230	0
Reinsurance contract liabilities	16,030	16,265
Net reinsurance contract assets (liabilities)	(14,800)	(16,265)
Pension Savings
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	7,744,119	7,431,564
Net insurance contract liabilities	7,744,119	7,431,564
Reinsurance contract assets	0	0
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	0	0
Variable Life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	7,238,057	6,644,117
Net insurance contract liabilities	7,238,057	6,644,117
Reinsurance contract assets	0	0
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	0	0
Life Insurance Compound
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	0	0
Net insurance contract liabilities	0	0
Reinsurance contract assets	6,799	2,442
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	6,799	2,442
Long Term Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	259,907	265,762
Insurance contract liabilities	22,447,953	22,838,534
Net insurance contract liabilities	22,188,046	22,572,772
Reinsurance contract assets	451,419	492,051
Reinsurance contract liabilities	41	122
Net reinsurance contract assets (liabilities)	451,378	491,929
General Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	11,245	10,429
Insurance contract liabilities	1,506,831	1,327,191
Net insurance contract liabilities	1,495,586	1,316,762
Reinsurance contract assets	953,663	831,272
Reinsurance contract liabilities	25,513	21,857
Net reinsurance contract assets (liabilities)	928,150	809,415
Automobile Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	2,155,573	2,145,366
Net insurance contract liabilities	2,155,573	2,145,366
Reinsurance contract assets	5,777	6,953
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	5,777	6,953
Overseas Non-life Insurance
Disclosure of Insurance Contract Assets and Insurance Contract Liabilities [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	135,184	209,889
Net insurance contract liabilities	135,184	209,889
Reinsurance contract assets	96,323	164,348
Reinsurance contract liabilities	0	0
Net reinsurance contract assets (liabilities)	₩ 96,323	₩ 164,348